Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005476 | Apple
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005476 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005476 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000005476 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005476 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005476 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005476 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005476 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005476 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005476 | Coca-Cola
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005476 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000005476 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005476 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005476 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000005476 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005476 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000005476 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005476 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005476 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000012105 | Apple
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000012105 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000012105 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000012105 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000012105 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012105 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000012105 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012105 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000012105 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000012105 | Coca-Cola
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000012105 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000012105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000012105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000012105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000012105 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000012105 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000012105 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012105 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012105 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166319 | Apple
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000166319 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000166319 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166319 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166319 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166319 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166319 | Visa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166319 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166319 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166319 | Coca-Cola
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000166319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000166319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000166319 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000166319 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000166319 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000166319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000166319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%